Insurance - Narrative OneMain risk-based capital requirements (Details 5) (10-K) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Nov. 02, 2015	Dec. 31, 2014
OneMain Insurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practice, Period that the ordinary dividends can be paid without prior approval	12 months
Maximum Amount of Dividend Distribution Without Prior Approval from Regulatory Agency Percentage of Policyholders Surplus	10.00%
Statutory Accounting Practice, Period that the extraordinary dividends can be paid without prior approval	12 months
Maximum Amount of Extraordinary Dividend Distribution Without Prior Approval from Regulatory Agency Percentage of Policyholders Surplus	10.00%
Cash dividends from subsidiaries		$ 68
Springleaf Insurance Subsidiaries [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practice, Period that the ordinary dividends can be paid without prior approval	12 months
Maximum Amount of Dividend Distribution Without Prior Approval from Regulatory Agency Percentage of Policyholders Surplus	10.00%
Statutory Accounting Practice, Period that the extraordinary dividends can be paid without prior approval	12 months
Maximum Amount of Extraordinary Dividend Distribution Without Prior Approval from Regulatory Agency Percentage of Policyholders Surplus	10.00%
Cash dividends from subsidiaries			$ 18